Finance Costs (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of finance cost [text block] [Abstract]
Schedule of finance costs
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Lease liabilities	6,249	5,588	7,508
Term loans	4,317	2,711	8,727
Overdraft	794	870	595
Others	971	133	1
	12,331	9,302	16,831